Related Party Notes Payable (Tables)	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Related Party Convertible Notes Payable
	Interest Rate	Term	March 31, 2017	June 30, 2016
Related party convertible notes payable	6%	0 - 1 year	$493,450	$298,332
Discount			(227,203)	(277,602)
Total			$266,247	$20,730